Segment Reporting (Details) - Schedule of major suppliers purchases - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	$ 9,388,523	$ 7,469,257	$ 10,497,311
Supplier A [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	354,710	1,270,597	3,031,310
Supplier B [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	483,879	2,325,926	2,879,110
Supplier C [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount		504,779
Supplier D [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	1,232,219	1,212,778
Supplier E [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	1,215,155	869,365
Supplier F [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount		1,222,864	1,684,910
Supplier G [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	1,239,805
Other suppliers [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Suppliers amount	$ 4,862,755	$ 62,948	$ 2,901,982